Investments at Fair Value - Investments Measured Using NAV (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 253,656,558	$ 214,011,393
Unfunded Commitments	$ 0	0
Redemption, notice period	1 day
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 16,727,821	$ 16,752,607